SEGMENT AND GEOGRAPHICAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,666	$ 5,194
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,479	$ 3,125